Customer deposits (Tables)	12 Months Ended
Dec. 31, 2012
Customer deposits [Abstract]
Customer Deposits
	December 31, 2011	December 31, 2012
	US$	US$
Advances for real estate property under development	773,014,656	881,684,760
Add: revenue recognized in excess of amounts received from customers	18,612,485	(18,022,093)
Less: recognized as progress billings (see Note 3)	(722,103,502)	(813,462,059)

Total net balance	69,523,639	50,200,608